Earnings per share and shares in issue - Summary of Earnings per Share and Shares in Issue (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [line items]
Profit (loss) for the period attributable to BP shareholders	$ 1,822	$ 2,799	$ 4,756	$ 5,268
Less: preference dividend	1	1	1	1
Profit (loss) attributable to BP ordinary shareholders	$ 1,821	$ 2,798	$ 4,755	$ 5,267
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of shares outstanding (in shares)	20,336,347	19,945,053	20,256,254	19,931,945
Weighted average number of shares outstanding used to calculate diluted earnings per share (in shares)	20,421,184	20,044,277	20,368,125	20,050,123
Shares in issue at period-end (in shares)	20,373,332	19,973,943	20,373,332	19,973,943
American Depositary Share
Earnings per share [line items]
Basic weighted average number of shares outstanding (in shares)	3,389,391	3,324,175	3,376,042	3,321,990
Weighted average number of shares outstanding used to calculate diluted earnings per share (in shares)	3,403,530	3,340,712	3,394,687	3,341,687
Shares in issue at period-end (in shares)	3,395,555	3,328,991	3,395,555	3,328,991